Business Combination (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions
The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired were calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long-term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—
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(1) The cash purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Other purchase price adjustments	5,506
127,910

Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows our comparative summarized consolidated pro forma financial information for the years ended December 31, 2013 and 2012, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2012.

	Unaudited	Unaudited
(in thousands of $, except per unit data)	2013	2012
Revenues	332,150	308,617
Net income	152,388	135,472
Earnings per unit (basic and diluted):
Common unitholders	$2.33	$2.52